Changes In Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Mideast Group	Dec. 31, 2010 Mideast Group	Dec. 31, 2012 Southeast Group	Dec. 31, 2011 Southeast Group	Dec. 31, 2012 West Group	Dec. 31, 2011 West Group
Goodwill
Balance at beginning of period	$ 616,671	$ 626,527	$ 122,052	$ 122,052	$ 72,073	$ 105,870	$ 422,546	$ 398,605
Adjustments to purchase price allocations	(467)						(467)
Acquisitions		23,941						23,941
District reorganization			(9,229)		9,229
Amounts allocated to divestitures		(33,797)				(33,797)
Balance at end of period	$ 616,204	$ 616,671	$ 112,823	$ 122,052	$ 81,302	$ 72,073	$ 422,079	$ 422,546